Fair Value (Details 2) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Cash and cash equivalents, Carrying Value	$ 18,693,431	$ 13,312,915	$ 16,679,789	$ 20,192,839	$ 12,583,313
Securities held to maturity, Carrying Value	18,105,982	17,987,628		16,604,067
Federal Home Loan Bank stock, Carrying Value	893,600	778,300		758,100
Loans, net, Carrying Value	312,287,255	295,286,572		268,249,402
Federal Home Loan Bank stock, Estimated Fair Value	893,600
Financial liabilities
Noninterest-bearing deposits, Carrying Value	58,640,811	62,791,835		58,043,942
Securities sold under repurchase agreements, Carrying Value	28,037,122	27,226,159		20,490,619
Interest-bearing deposits, Carrying Value	256,984,003	239,923,301		217,920,795
Federal Home Loan Bank advances, Carrying Value	13,000,000	9,000,000		11,000,000
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents, Carrying Value	18,693,431	13,312,915		20,192,939
Cash and cash equivalents, Estimated Fair Value	18,693,431	13,312,915		20,192,939
Financial liabilities
Noninterest-bearing deposits, Carrying Value	58,640,811	62,791,835		58,043,942
Securities sold under repurchase agreements, Carrying Value	28,037,122	27,226,159		20,490,619
Noninterest-bearing deposits, Estimated Fair Value	58,640,811	62,791,835		58,043,942
Securities sold under repurchase agreements, Estimated Fair Value	28,037,122	27,226,159		20,490,619
Fair Value, Inputs, Level 2 [Member]
Financial assets
Securities held to maturity, Carrying Value	18,105,982	17,987,628		16,604,067
Mortgage loans held for sale, Carrying Value	0	884,500		0
Federal Home Loan Bank stock, Carrying Value		778,300		758,100
Securities held to maturity, Estimated Fair Value	18,027,936	17,833,799		16,886,897
Mortgage loans held for sale, Estimated Fair Value	0	902,061		0
Federal Home Loan Bank stock, Estimated Fair Value		778,300		758,100
Financial liabilities
Interest-bearing deposits, Carrying Value	256,984,003	239,923,301		217,920,795
Federal Home Loan Bank advances, Carrying Value	13,000,000	9,000,000		11,000,000
Interest-bearing deposits, Estimated Fair Value	246,279,003	230,394,000		211,316,000
Federal Home Loan Bank advances, Estimated Fair Value	12,958,000	8,975,000		11,006,000
Fair Value, Inputs, Level 3 [Member]
Financial assets
Loans, net, Carrying Value	312,287,255	295,286,572		268,249,402
Loans, net, Estimated Fair Value	$ 313,825,255	$ 297,982,000		$ 269,852,000